Production Costs	12 Months Ended
Dec. 31, 2025
Production Costs [Abstract]
Production costs

6. Production costs

Production costs include salaries and wages on mine administration, consumable materials and electricity and other related costs incurred in the production of gold. Production costs for 2025, 2024, and 2023 are summarized below.

	2025	2024	2023
Staff costs (see Note 9)	$12,460	$14,491	$12,634
Stores	10,098	10,142	9,609
Power production	7,580	7,167	7,790
Site administrative costs	5,208	4,725	4,306
Repairs and renewals	1,330	1,734	1,447
Fuel issues	216	298	506
Transport	66	87	226
Contract mining	—	9	211
Other	—	18	13
Production costs	$36,958	$38,671	$36,742